INCOME TAXES (Schedule of Statutory Income Tax Rates) (Details) (USD $)	6 Months Ended	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Federal statutory income rate			$ 334,000
State income taxes, net of federal benefit			45,000
Permanent items			1,000
Change in valuation allowance			(380,000)
Total income tax benefit